Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001610853
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false